Document and Entity Information	6 Months Ended
	Jun. 30, 2012	Aug. 08, 2012
Document And Entity Information
Entity Registrant Name	Grant Hartford Corp
Entity Central Index Key	0001425392
Document Type	10-Q
Document Period End Date	Jun 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		34,675,588
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2012

CONDENSED BALANCE SHEETS (USD $)	Jun. 30, 2012	Dec. 31, 2011
Current Assets:
Cash	$ 46,447	$ 1,894
Accounts receivable	0	253,646
Prepaid expenses and deposits	107,391	102,837
Total Current Assets	153,838	358,377
Non-current Assets
Due from related party	211,580	211,580
Buildings, improvements and equipment, net of accumulated depreciation of $486,976 and $294,130, respectively	1,623,092	1,471,764
Mineral rights	8,332,917	8,237,917
Total Non-current Assets	10,167,589	9,921,261
Total Assets	10,321,427	10,279,638
Accounts payable and accrued expenses	2,421,931	2,903,754
Capital lease payable	60,966	60,966
Short-term notes, net of discount	2,128,823	1,938,300
Related party short-term notes	385,229	82,584
Option payment: mineral rights	83,844	5,854
Due to related parties	1,173,699	956,073
Total Current Liabilities	6,254,492	5,947,531
Long-Term Liabilities
Long-term notes	529,666	0
Total Long-Term Liabilities	529,666	0
Total Liabilities	6,784,158	5,947,531
Stockholders' Equity (Deficit)
Preferred stock: $0.0001 par value per share, 50,000,000 shares authorized, zero issued and outstanding	0	0
Common stock: No par value, 100,000,000 shares authorized, 34,599,054 and 34,224,541 issued and outstanding, respectively	24,658,470	17,723,379
Subscriptions receivable	(20,000)	0
Accumulated deficit - exploration stage	(21,101,201)	(13,391,272)
Total Stockholders' Equity (Deficit)	3,537,269	4,332,107
Total Liabilities and Stockholders' Equity (Deficit)	$ 10,321,427	$ 10,279,638

CONDENSED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011
ASSETS
Buildings, improvements and equipment, net of accumulated depreciation	$ 486,976	$ 294,130
Stockholders' Equity (Deficit)
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, authorized shares	50,000,000	50,000,000
Preferred stock, issued shares	0	0
Preferred stock, outstanding shares	0	0
Common stock, par value	$ 0	$ 0
Common stock, authorized shares	100,000,000	100,000,000
Common stock, issued shares	34,599,054	34,224,541
Common stock, outstanding shares	34,599,054	34,224,541

CONDENSED STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		6 Months Ended		64 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Income Statement [Abstract]
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0
Expenses
Financial conference fees	0	0	0	0	31,250
Management fees	177,224	164,982	342,044	328,746	2,996,794
General and administrative	171,308	111,309	344,669	188,710	2,180,458
Professional fees	197,396	67,366	368,447	158,414	1,984,697
Geological and mining expenses	66,332	269,374	159,146	328,150	6,849,932
Interest expense	264,222	3,232	459,604	7,052	1,212,786
Surface access lease payments	15,010	14,959	29,804	29,753	308,179
Warrant exercise inducement expense	6,006,215	0	6,006,215	0	6,006,215
Income (Loss) Before Other Income (Expense)	(6,897,707)	(631,222)	(7,709,929)	(1,040,825)	(21,570,311)
Other Income (Expense)
Mill receipts, net	0	0	0	0	469,110
Net Loss	$ (6,897,707)	$ (631,222)	$ (7,709,929)	$ (1,040,825)	$ (21,101,201)
Loss Per Share
Basic and Diluted	$ (0.2)	$ (0.019)	$ (0.224)	$ (0.031)	$ (0.829)
Weighted Average Number of shares outstanding:
Basic and Diluted	34,502,990	33,199,834	34,376,756	33,098,139	25,465,272

CONDENSED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT (USD $)	Common Stock	Subscriptions Receivable	Accumulated Deficit-Development Stage	Total
Begnning Balance, Amount at Mar. 14, 2007	$ 0	$ 0	$ 0	$ 0
Begnning Balance, Share at Mar. 14, 2007	0
Common stock issued for cash, Shares	1,062,900
Common stock issued for cash, Amount	426,450			426,450
Common stock issued for mineral rights, Shares	14,000,000
Common stock issued for mineral rights, Amount	1,750,000			1,750,000
Common stock issued to founders, Shares	1,135,000
Common stock issued to founders, Amount	1,135			1,135
Common stock issued in exchange for services, Shares	16,000
Common stock issued in exchange for services, Amount	8,000			8,000
Net loss			(247,857)	(247,857)
Ending Balance, Amount at Dec. 31, 2007	2,185,585	0	(247,857)	1,937,728
Ending Balance, Share at Dec. 31, 2007	16,213,900
Common stock issued for cash, Shares	230,670
Common stock issued for cash, Amount	184,536			184,536
Common stock issued for mineral rights, Shares	5,000,000
Common stock issued for mineral rights, Amount	625,000			625,000
Common stock issued in exchange for services, Shares	5,625
Common stock issued in exchange for services, Amount	4,500			4,500
Net loss			(971,066)	(971,066)
Ending Balance, Amount at Dec. 31, 2008	2,999,621	0	(1,218,923)	1,780,698
Ending Balance, Share at Dec. 31, 2008	21,450,195
Net loss			(3,381,118)	(3,381,118)
Ending Balance, Amount at Dec. 31, 2009	2,999,621	0	(4,600,041)	(1,600,420)
Begnning Balance, Share at Dec. 31, 2009	21,450,195
Common stock issued for cash, Shares	1,174,654
Common stock issued for cash, Amount	1,245,645			1,245,645
Common stock issued for mineral rights, Shares	5,000,000
Common stock issued for mineral rights, Amount	5,000,000			5,000,000
Common stock issued to founders, Shares	75,000
Common stock issued to founders, Amount	71,250			71,250
Common stock converted from debt and interest, Shares	351,289
Common stock converted from debt and interest, Amount	333,724			333,724
Common stock issued in payment of debt and interest, Shares	4,376,349
Common stock issued in payment of debt and interest, Amount	4,505,330			4,505,330
Common stock issued in exchange for services, Shares	877,100
Common stock issued in exchange for services, Amount	1,005,850			1,005,850
Treasury stock purchased and retired, Shares	(357,100)
Treasury stock purchased and retired, Amount	0			0
Net loss			(4,332,368)	(4,332,368)
Ending Balance, Amount at Dec. 31, 2010	15,161,420	0	(8,932,409)	6,229,011
Ending Balance, Share at Dec. 31, 2010	32,947,487
Warrants issued for interest and services	123,597			123,597
Warrants issued for debt	453,036			453,036
Common stock issued for equipment, Shares	257,240
Common stock issued for equipment, Amount	434,050			434,050
Common stock issued in exchange for services, Shares	58,800
Common stock issued in exchange for services, Amount	59,650			59,650
Common stock issued for cash, net of issuance costs, Shares	636,750
Common stock issued for cash, net of issuance costs, Amount	970,046			970,046
Common stock converted from debt, Shares	155,000
Common stock converted from debt, Amount	310,000			310,000
Common stock converted from liabilities, Shares	169,264
Common stock converted from liabilities, Amount	211,580			211,580
Net loss			(4,458,863)	(4,458,863)
Ending Balance, Amount at Dec. 31, 2011	17,723,379	0	(13,391,272)	4,332,107
Ending Balance, Share at Dec. 31, 2011	34,224,541
Warrants issued for interest and services	6,197,716			6,197,716
Common stock issued in exchange for services, Shares	3,500
Common stock issued in exchange for services, Amount	7,000			7,000
Common stock issued for cash, net of issuance costs, Shares	242,500
Common stock issued for cash, net of issuance costs, Amount	485,000			485,000
Common stock issued for shares payable, Shares	9,513
Common stock issued for shares payable, Amount	14,375			14,375
Common stock issued in payment of liabilities, Shares	100,000
Common stock issued in payment of liabilities, Amount	200,000			200,000
Warrants exercised for common stock, Shares	19,000
Warrants exercised for common stock, Amount	31,000			31,000
Subscriptions receivable		(20,000)		(20,000)
Net loss			(7,709,929)	(7,709,929)
Ending Balance, Amount at Jun. 30, 2012	$ 24,658,470	$ (20,000)	$ (21,101,201)	$ 3,537,269
Ending Balance, Share at Jun. 30, 2012	34,599,054

CONDENSED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	6 Months Ended		64 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (7,709,929)	$ (1,040,825)	$ (21,101,201)
Adjustments to reconcile net loss to cash from operating activities:
Common stock and warrants issued in exchange for interest and services	6,214,716	10,658	7,077,254
Amortization of discount	190,523	0	481,509
Depreciation and amortization expense	192,846	18,907	486,976
(Increase) / decrease in accounts receivable	253,646	0	0
(Increase)/decrease in prepaid option payment	0	137,200	0
(Increase)/decrease in prepaid expenses and deposits	(4,554)	(21,999)	(82,126)
Increase/(decrease) in accounts payable and accrued expenses	262,218	190,738	3,885,406
Increase/(decrease) in due to related parties	217,626	117,037	1,168,951
Increase / (decrease) in option payment: mineral rights	77,990	0	83,844
Net cash flows from operating activities	(304,918)	(588,284)	(7,999,387)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of buildings and equipment	(69,616)	(4,540)	(797,985)
Investment in mineral rights	(95,000)	(95,000)	(957,917)
Net cash flows from investing activities	(164,616)	(99,540)	(1,755,902)
CASH FLOWS FROM FINANCING ACTIVITIES
Payments on short-term notes	0	0	(139,079)
Proceeds from short-term notes	28,087	512,500	6,417,188
Common stock issued, net of issuance costs	486,000	340,870	3,312,677
Convertible notes payable	0	0	271,500
Payments on capital lease	0	(10,619)	(60,550)
Net cash flows from financing activities	514,087	842,751	9,801,736
Change in cash during the period	44,553	154,927	46,447
Cash, beginning of period	1,894	1,294	0
Cash, end of period	46,447	156,221	46,447
SUPPLEMENTAL DISCLOSURES
Interest paid	5,000	2,866	16,904
Income taxes paid	0	0	200
NON-CASH INVESTING AND FINANCING
Long-term notes converted from accounts payable	529,666	0	529,666
Liabilities assumed from related party	0	0	211,580
Common stock issued for cashless warrants	10,000	0	10,000
Common stock issued for mineral rights	0	0	7,375,000
Common stock issued for equipment	0	0	434,050
Common stock and warrants issued for debt and services	200,000	22,182	5,407,974
Common stock and warrants issued for interest	0	0	310,115
Debt and liabilities in exchange for equipment	274,558	0	781,783
Capital leases	$ 0	$ 0	$ 121,516

1. BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
1. BASIS OF PRESENTATION

The accompanying unaudited condensed financial statements include all adjustments of a normal and recurring nature which, in the opinion of Company's management, are necessary to present fairly the Company's financial position as of June 30, 2012 and December 31, 2011, and the results of its operations and cash flows for the three and six months ended June 30, 2012 and for the period since inception (March 15, 2007) through June 30, 2012.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission (SEC). These condensed financial statements should be read in conjunction with the financial statements and related notes contained in the Company's Annual Report on Form 10 K which was filed with the SEC for the year ended December 31, 2011.

The results of operations and cash flows for the three and six months ended June 30, 2012 are not necessarily indicative of the results to be expected for the full year's operation.

These condensed financial statements have been prepared on a going concern basis which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future. The continuing operations of the Company are dependent upon its ability to continue to raise adequate financing and to commence profitable operations in the future.

The following table identifies the factors that create uncertainty about the ability of the Company to continue as a going concern. The financial statements do not include any adjustments that might be necessary as a result of the outcome of the uncertainty.

March 31, 2012
Working Capital	$(6,100,654)
Accumulated Deficit	$(21,101,201)

2. SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
2. SIGNIFICANT ACCOUNTING POLICIES

Mineral Property Exploration:The Company expenses the costs incurred to conduct exploration, assay work, drill and equip exploratory sites within the claims groups that are not determined to have proven reserves. A reserve is that part of a mineral deposit which could be economically and legally extracted or produced at the time of the reserve determination. Proven (Measured) Reserves are those for which (a) quantity is computed from dimensions revealed in outcrops, trenches, workings or drill holes; grade and/or quality are computed from the results of detailed sampling and (b) the sites for inspection, sampling and measurement are spaced so closely and the geologic character is so well defined that size, shape, depth and mineral content of reserves are well established. Probable (Indicated) Reserves are those for which quantity and grade and/or quality are computed from information similar to that used for proven (measure) reserves, but the sites for inspection, sampling, and measurement are farther apart or are otherwise less adequately spaced. The degree of assurance, although lower than that for proven (measured) reserves, is high enough to assume continuity between points of observation. Geological and geophysical costs and costs of carrying and retaining unproven sites are expensed.

The Company filed its Industry Guide 7 Report with the Mining Engineer of the SEC, on March 6, 2012. The SEC Mining Engineer had no objections to the disclosure of the information as set forth in the Industry Guide 7 Report. As a result, the Company will report as a Development Stage Company beginning with the first quarter of 2012. The Company has filed with the SEC, on Form 8 K, its disclosure of the Industry Guide 7 Report. No amounts have been capitalized related to mineral property exploration as of June 30, 2012 and December 31, 2011.

Accumulated mineral property costs are amortized using the units of production ("UOP") method based on estimated recoverable ounces or pounds in proven and probable reserves.

Long lived Assets: The Company periodically assesses the carrying value of long lived assets in accordance with FASB ASC 360 10. The Company evaluates the recoverability of long lived assets not held for sale by measuring the carrying amount of the assets against the estimated undiscounted future cash flows associated with them. If such evaluations indicate that the future discounted cash flows of certain long lived assets are not sufficient to recover the carrying value of such assets, the assets are adjusted to their fair values.

Mining assets, including mineral rights and mine development, are also periodically assessed for impairment in accordance with FASB ASC 360 10 and FASB ASC 930 360 35. There was no loss on impairment for the periods ended June 30, 2012 and December 31, 2011.

3. MINERAL RIGHTS	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
3. MINERAL RIGHTS

	Balance	Impairment Recognized	Net Book Value
Garnet, Montana
stock issued 06/15/2007	$2,375,000	$0	$2,375,000
Garnet, Montana
option payment for 2007	102,917	0	102,917
Garnet, Montana
option payment for 2008	190,000	0	190,000
Garnet, Montana
option payment for 2009	190,000	0	190,000
Garnet, Montana
option payment for 2010	190,000	0	190,000
stock issued 06/24/2010	5,000,000	0	5,000,000
Garnet, Montana
option payment for 2011	190,000	0	190,000
Garnet, Montana
option payment for 2012	95,000	0	95,000
Total			$8,332,917

The Company makes annual payments of $190,000 pursuant to its Option Agreement with Commonwealth, a related party. Additions for the period ended June 30, 2012 represent the quarterly allocation of the option payment. The Company owes $83,844 and $5,854 in option payments as of June 30, 2012 and December 31, 2011, respectively.

4. RELATED PARTY SHORT-TERM NOTES	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
4. RELATED PARTY SHORT-TERM NOTES

The Company has three short term notes from the Company's CEO and his family with an original principal balance of $70,171. No payments have been made on these short term notes for the six months ended June 30, 2012, leaving a balance of $70,171, which was due on January 18, 2012 at the annual rate of 12.50%. On January 18, 2012, the rate increased to 15% on $24,000 of the balance owed at June 30, 2012. On March 5, 2012, the Company obtained an additional note in the amount of $32,000 from the CEO's family. No payments have been made on this short term note for the six months ended June 30, 2012, leaving a balance of $32,000. As of June 30, 2012 and December 31, 2011, accrued interest payable on these short term notes was $19,697 and $10,738, respectively.

The Company has one short term note from Robert Sanders, a member of its Board of Directors, and the Chairman of the Audit, Corporate Governance and Compensation Committee of the Board of Directors, with an original principal balance of $8,500, which was due in full on or before April 28, 2011. No payments have been made on this short term note for the six months ended June 30, 2012, leaving a balance of $8,500, accruing interest at a rate of 20% per annum. As of June 30, 2012 and December 31, 2011, accrued interest was $2,068 and $1,225, respectively. On April 28, 2011, pursuant to the terms of the note, the Company issued 10,000 Penalty Warrants valued at $10,658 to purchase the Company's no par value common stock with an exercise price of $1.25 per share. The Penalty Warrants include a cashless exercise option.

On June 21, 2012, the Company signed a "Reimbursement Agreement" with Commonwealth Resources, LLC ("Commonwealth"), a related party. Pursuant to this agreement, the Company reimbursed Commonwealth for significant road, power, water, and septic infrastructure development made to the property in Garnet, Montana. The Company has agreed to reimburse Commonwealth $274,558 at the annual rate of 8.5% with interest calculated from October 1, 2011 through June 30, 2012. No payments have been made on this note through June 30, 2012 leaving a balance of $274,558 and accrued interest of $17,979.

5. SHORT-TERM NOTES	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
5. SHORT-TERM NOTES

On July 22, 2011, the Company signed the Production Loan and Consolidated Payment Agreement, which included a short term note for an amount up to $1,250,000 which has been fully disbursed to the Company as of September 30, 2011. No payments have been made on this short term note for the six months ended June 30, 2012, leaving a balance of $1,250,000, which is due in full no later than November 30, 2012, at the annual rate of 10% with a cash bonus of $125,000 due at maturity. Furthermore, the Company assumed liabilities of Garnet Range Resources, LLC owed to the lender in the amount of $211,580 (see Note 9 for more information), which was paid to the lender through the issuance of 169,264 shares of the Company's no par value common stock. In consideration of the making of the loan and in recognition of the significant risk to the lender in doing so, the Company issued 248,496 warrants valued at $189,036 to purchase the Company's no par value common stock with an exercise price of $1.25 per share. The warrants include a cashless exercise option.

On July 22, 2011, the Company signed the Agreement to Purchase and Sell Equipment, which included equipment valued at $703,450 in exchange for debt of $500,350, 107,240 shares of the Company's no par value common stock valued at $134,050, and credit for equipment rental previously paid in the amount of $69,050. No payments have been made on this short term note for the six months ended June 30, 2012, leaving a balance of $500,350, which is due in full no later than November 30, 2012, at the annual rate of 6.5% and shall be paid from 18.75% of the net mill receipts from the anticipated underground mining operations at the Nancy Hanks mine site.

On September 13, 2011, the Company began offering a series of Production Loan Agreements, offered pursuant to an exemption provided by Section 4(2) and Rule 506 of Regulation D, promulgated under the Securities Act of 1933, as amended ("Production Loan Agreement"). The Company began offering the Production Loan Agreement on a best efforts basis through its Officers, Directors, and Key Employees, for an aggregate offering of $1,000,000. The Production Loan Agreements are for a term of six months and pay interest equal to 20% per annum, which shall be paid from 10% of the net mill receipts related to shipments from the mining operations at the Lead King mine site located on the Company's Garnet Mining Property, starting November 1, 2011. Furthermore, in consideration of the entering into each Production Loan Agreement and in recognition of the significant risk to the lender in doing so, the Company issued 2,000 warrants to purchase 2,000 shares of the Company's no par value common stock with an exercise price of $0.00 per share ("Production Warrants") for each $10,000 loaned to the Company. As of December 31, 2011, the Company issued nine (9) Production Loan Agreements to accredited investors, in an aggregate sum raised of $660,000, which are due in full between March and June 2012. Additionally, as of December 31, 2011, the Company issued an aggregate of 132,000 Production Warrants valued at $264,000. Of the total Production Loan Agreements issued, four (4) of the loans totaling $310,000 converted to 155,000 shares of the Company's no par value common stock. In recognition of the foregone interest each lender was issued 5,000 warrants to purchase the Company's no par value common stock with an exercise price of $0.00 per share for each $100,000 loaned to the Company for a total of 13,000 warrants valued at $26,000. One Production Loan Agreement for $50,000 was converted on the same day it was signed and no interest was accrued. After conversion, the remaining principal balance of the Production Loans at June 30, 2012 and December 31, 2011 was $350,000.

In the event the Company is unable to repay the full amount of principal and interest within six months of the date of the Production Loan Agreement, the Company will issue 500 warrants to purchase the Company's no par value common stock with an exercise price of $0.00 per share ("Default Warrants") per $10,000 of unpaid principal per month until the earlier of the date of repayment or six months after the due date. As of June 22, 2012, the Company defaulted on five (5) production loans and issued a total of 57,500 Default Warrants valued at $115,000.

The above short term notes include a discount in the form of cash and warrants that have been charged by the lenders in consideration for making the various loans. The discount will be amortized to interest expense over the term of the related note, which is between six (6) and sixteen (16) months. For the period ended June 30, 2012, the gross discount was $578,036 of which $481,509 has been amortized and charged to interest expense leaving a net unamortized discount of $96,527.

6. CAPITAL LEASE PAYABLE	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
6. CAPITAL LEASE PAYABLE

During 2009, the Company entered into a lease for computer software under a capital lease payable in monthly installments of $2,750 with interest of 17.13% and expiring on April 15, 2011.

During 2010, the Company entered into a lease for computer software under a capital lease payable in monthly installments of $3,266 with interest of 17.13% and expiring on April 15, 2012.

The Company is currently in arrears on its monthly lease payments. As of June 30, 2012, the lease is behind twenty-six (26) months. As a result, the current portion of the capital lease payable includes amounts owing from prior periods.

Minimum future lease payments under the capital leases as of June 30, 2012 are:

Amount in arrears	$60,966
Total future net lease payments	$60,966

7. LONG-TERM NOTES	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
7. LONG-TERM NOTES

On June 30, 2012, the Company entered into an agreement to convert $529,666 in accounts payable owed to O'Keefe Drilling Company, Inc. into a long term note. No payments have been made on this long term note for the six months ended June 30, 2012, leaving a balance of $529,666, which accrues interest at 12% per annum. The note was signed on the last day of the quarter and, therefore, there is no accrued interest outstanding at June 30, 2012. The balance of unpaid principal and accrued interest is due in full on or before June 30, 2014.

8. EQUITY	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
8. EQUITY

Between September 30, 2010 and February 1, 2011, pursuant to a Private Placement Memorandum (PPM), relying on an exemption provided by Section 4(2) and Rule 506 of Regulation D, promulgated under the Securities Act of 1933, as amended, the Company offered to accredited investors, through its Officers and Directors, on a best efforts basis, an aggregate of 5,600,000 shares of the Company's no par value common stock at a purchase price of $1.25 per common share ("Shares"). The Company issued 283,966 shares for a total of $354,957 in cash.

Between February 16, 2011 and May 17, 2011, pursuant to a PPM, relying on an exemption provided by Section 4(2) and Rule 506 of Regulation D, promulgated under the Securities Act of 1933, as amended, the Company offered through its Placement Agent, Source Capital Group, Inc. on a best efforts basis, an aggregate of 6,160,000 shares of the Company's no par value common stock at a purchase price of $1.25 per common share ("Shares") for the aggregate offering amount of $7,700,000. The Company issued 316,400 shares for $395,500 in cash less issuance costs of $66,154 for net proceeds of $329,346.

On July 21, 2011, the Company's shareholders approved the filing of Amended and Restated Articles of Incorporation, which reversed the effects of the previous amendment dated July 13, 2010. The amendment removed the Preemptive and other special voting rights previously afforded to the holders of the Company's $0.0001 par value Series A Preferred Stock.

On July 27, 2011, pursuant to a PPM, relying on an exemption provided by Section 4(2) and Rule 506 of Regulation D, promulgated under the Securities Act of 1933, as amended, the Company began offering to accredited investors, through its Officers and Directors, on a best efforts basis, an aggregate of 1,000,000 shares of the Company's no par value common stock at a purchase price of $2.00 per common share ("Shares"). Through December 31, 2011, 320,350 shares of the Company's no par value common stock have been issued for $640,700 in cash. Through June 30, 2012, 242,500 shares of the Company's no par value common stock have been issued for $485,000 in cash.

On July 13, 2010, pursuant to a PPM, relying on an exemption provided by Section 4(2) and Rule 506 of Regulation D, promulgated under the Securities Act of 1933, as amended, the Company began offering through its Placement Agent, Matrix Capital Group, on a best efforts basis, an aggregate of 4,400,000 shares of Series A Redeemable Convertible Preferred Stock (the "Series A Preferred Shares") at a purchase price of $1.25 per Series A Preferred Share. As of September 23, 2010, the PPM was closed, without any sales, pursuant to a Board of Directors meeting. Pursuant to the terms of the PPM dated July 13, 2010, the Company filed its Amended and Restated Articles of Incorporation, wherein it set forth the preemptive and other special voting rights afforded the holders of the Company's $0.0001 par value Series A Preferred Stock. Pursuant to a Board of Directors meeting and due to the fact that no sales were made, and no Series A Preferred Shares were issued pursuant to the PPM, the Company removed the preemptive and other special voting rights afforded the holders of the Company's $0.0001 par value Series A Preferred Stock, by amending and restating the Articles of Incorporation following shareholder approval in July 2011.

The Company has 11,633,861 and 5,956,553 warrants issued and outstanding with exercise prices between $0.00 and $2.50 as of June 30, 2012 and December 31, 2011, respectively, which were excluded from diluted earnings per share as their effect would be anti-dilutive.

Warrants

Management has valued the warrants at their date of grant utilizing the Black Scholes Option Pricing Model. Since there is no public market for the Company shares, the fair value of the underlying shares was determined based on recent transactions by the Company to sell shares to third parties. Further, the excepted volatility was calculated using the average of historical volatility of two similar public entities in the gold mining industry in accordance with Question 6 of SAB Topic 14.D.1. In making this determination and finding other similar companies, the Company considered the industry, stage of life cycle, size and financial leverage of such other entities. Based on the exploration stage of the Company, similar companies with enough historical data are rare; however, the Company was able to find two entities that met the industry criterion and as a result have based its expected volatility off an average of these companies' historical stock prices for a period similar to the expected term of the option. The risk free interest rate is based on the implied yield available on U.S. Treasury issues with an equivalent term approximating the expected life of the warrants depending on the date of the grant and expected life of the warrants. The expected life of warrants used was based on the contractual life of the option granted. The Company determined the expected dividend rate based on the assumption and expectation that earnings generated from operations are not expected to be adequate to allow for the payment of dividends in the near future.

The following weighted-average assumptions were utilized in the fair value calculations for warrants granted:

Period ended June 30, 2012

Expected dividend yield	0.00%
Expected stock price volatility	123.85%
Risk-free interest rate	0.19%
Expected life of operations	1.00 years

During the six months ended June 30, 2012, the Company granted stock warrants to its investors, lenders, and vendors to purchase an aggregate of 82,500 shares of the Company's no par value common stock at an exercise price of $0.00 per share, 5,345,013 at $1.50 per share, and 268,795 at $2.00 per share. The warrants have expiration dates beginning in 2013 through 2014, and have contractual lives ranging from 1 to 2 years. The total value of warrants granted during the six months ended June 30, 2012 was $6,207,716 of which $86,501 was recorded as professional fees, $6,006,215 was recorded as Warrant exercise inducement expense, and $115,000 was recorded as interest expense.

A summary of outstanding warrants at June 30, 2012 is presented below.

Period ended June 30, 2012

Warrants outstanding, beginning of year	5,956,553
Exercised	(19,000)
Granted	5,696,308
Warrants outstanding, end of period	11,633,861

Granted stock warrants:	Warrants outstanding and exercisable	Price	Expiration
January 22, 2010-May 24, 2010	4,737,113	$1.50	38 months-July 31, 2013
December 31, 2010	714,200	$1.00	60 months-December 31, 2015
April 28, 2011	10,000	$1.25	56 months-December 31, 2015
June 30, 2011	11,494	$1.25	36 months-June 30, 2014
July 22, 2011	248,496	$1.25	24 months-July 22, 2013
September 1, 2011	16,250	$2.00	23 months-July 31, 2013
September 13, 2011	20,000	$0.00	24 months-September 13, 2013
September 20, 2011	60,000	$2.50	18 months-March 20, 2013
September 22, 2011	20,000	$0.00	24 months-September 22, 2013
October 10, 2011	20,000	$0.00	24 months-October 10, 2013
October 17, 2011	30,000	$0.00	24 months-October 17, 2013
November 7, 2011	20,000	$0.00	24 months-November 7, 2013
November 11, 2011	13,000	$0.00	24 months-November 11, 2013
November 30, 2011	12,000	$0.00	24 months-November 30, 2013
December 14, 2011	10,000	$0.00	24 months-December 14, 2013
January 10, 2012	5,000	$0.00	12 months-January 10, 2013
January 11, 2012	5,000	$0.00	12 months-January 11, 2013
February 9, 2012	10,000	$0.00	24 months-February 9, 2014
March 12, 2012	25,000	$2.00	24 months-March 12, 2014
March 22, 2012	5,000	$0.00	24 months-March 22, 2014
April 10, 2012	5,000	$0.00	24 months-April 10, 2014
April 17, 2012	7,500	$0.00	24 months-April 17, 2014
April 22, 2012	5,000	$0.00	24 months-April 22, 2014
May 10, 2012	5,000	$0.00	24 months-May 10, 2014
May 12, 2012	7,500	$2.00	12 months-May 11, 2013
May 17, 2012	7,500	$0.00	24 months-May 17, 2014
May 22, 2012	5,000	$0.00	24 months-May 22, 2014
June 10, 2012	5,000	$0.00	24 months-June 10, 2014
June 17, 2012	7,500	$0.00	24 months-June 17, 2014
June 21, 2012	4,751,113	$1.50	13 months-July 31, 2013
June 21, 2012	593,900	$1.50	13 months-July 31, 2013
June 21, 2012	236,295	$2.00	13 months-July 31, 2013
June 22, 2012	5,000	$0.00	24 months-June 22, 2014
	11,633,861	$0.00-2.50

On July 21, 2011, pursuant to a vote of the Board of Directors, the Company extended the expiration date on warrants issued between January 22, 2010 and May 24, 2010 to July 31, 2012. On June 21, 2012, pursuant to a vote of the Board of Directors, the Company extended warrants expiring on July 31, 2012 to July 31, 2013.

9. RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
9. RELATED PARTY TRANSACTIONS

At June 30, 2012, a total of $992,277 (December 2011 - $804,818) is payable to directors and management for services. These outstanding amounts payable are unsecured and non interest bearing with no fixed terms of repayment.

The Company pays for services from Garnet Range Resources, LLC, a related party. These services consist of road maintenance, equipment rental, earth moving services, labor, and other services as needed. For the six months ended June 30, 2012, the Company had been billed $0 for services (December 2011 $0). As of June 30, 2012, the Company had also prepaid for services of $45,795 (December 2011 $45,795). During the year ended December 31, 2011, the Company assumed liabilities of Garnet Range Resources, LLC in the amount of $211,580, which is classified as due from related party on the balance sheet (see Note 5 for more information on the transaction). The Company's President and CEO is a 50% owner of Garnet Range Resources, LLC.

The Company also leases a vehicle from Garnet Range Resources, LLC. The lease is for a period of two years starting April 22, 2009. The lease amount for the entire two year period was $4,500, which was due in its entirety at the beginning of the lease. The Company is responsible for providing insurance coverage and all repairs, maintenance and licensing on the vehicle. Following the lease expiration date, April 21, 2011, the Company has continued to lease the vehicle on a month to month basis with no additional fee.

The Company pays for accounting and payroll services from Junkermier, Clark, Campanella, Stevens, PC, a related party. At June 30, 2012, a total of $181,422 (December 2011 - $151,255) is payable for accounting services. For the six months ended June 30, 2012, the Company had been billed $60,167 for services (December 2011 - $114,208). The Company's Corporate Secretary, Treasurer, and Board Member is a shareholder of Junkermier, Clark, Campanella, Stevens, PC.

The Company pays for consulting services from Dr. James Sears, a related party. At June 30, 2012, a total of $0 (December 2011 - $0) is payable for consulting and director services. For the six months ended June 30, 2012, the Company had been billed $9,000 for services (December 2011 - $8,500). Dr. Sears is on the Company's Board of Directors and is a member of the Audit, Corporate Governance and Compensation Committees.

10. OTHER MATTERS	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
10. OTHER MATTERS

On June 24, 2011, one of the Company's vendors, CDM Constructors, Inc., the firm providing support services for mine and mill development, with which the Company has an overdue balance, filed a UCC Lien in the amount of $674,371 on certain assets. The assets named in the lien include all recovered valuable minerals, the proceeds, products, refined materials, dore', bullion, and accounts relating to valuable minerals currently stockpiled on a limited number of the Company's optioned patented and unpatented mineral claims. The Settlement Agreement dated June 6, 2011 assigns 60% of the net mill receipts to the vendor related to shipments from the mining operations located on any of the described mineral claims, including the Lead King MS 4811 patented mining claim to pay the outstanding balance. The balance owed to the vendor at June 30, 2012 is $349,712 and is recorded in accounts payable.

On February 14, 2012, one of the Company's vendors, American Buildings Company, with which the Company has an overdue balance, filed a Construction Lien in the amount of $48,622 on the Nancy Hanks Lode Mining Claim. The balance owed to the vendor at June 30, 2012 is $48,622

11. RECENT ACCOUNTING PRONOUNCEMENTS	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
11. RECENT ACCOUNTING PRONOUNCEMENTS	Management does not believe that any recently issued but not yet effective accounting pronouncements, if adopted, would have a material effect on the accompanying financial statements.

12. SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
12. SUBSEQUENT EVENTS

Pursuant to a PPM more fully described in Note 8, 76,534 shares of the Company's no par value common stock have been issued for $153,068 of cash since the period ended June 30, 2012.

Pursuant to the Production Loan Agreements more fully described in Note 5, the Company issued 47,500 Default Warrants for a value of $95,000 since the period ended June 30, 2012.

Beginning July 2, 2012, the Company entered into an agreement with Golden Sunlight Mines, Inc. to ship approximately 30,000 short tons of ore from old tailings of the Lead King mine. However, the Company estimates only 20,000 short tons will be shipped pursuant to this agreement. The agreement will continue until December 31, 2012, or until the maximum ore tonnage has been reached.

2. SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Mineral Property Exploration

The Company expenses the costs incurred to conduct exploration, assay work, drill and equip exploratory sites within the claims groups that are not determined to have proven reserves. A reserve is that part of a mineral deposit which could be economically and legally extracted or produced at the time of the reserve determination. Proven (Measured) Reserves are those for which (a) quantity is computed from dimensions revealed in outcrops, trenches, workings or drill holes; grade and/or quality are computed from the results of detailed sampling and (b) the sites for inspection, sampling and measurement are spaced so closely and the geologic character is so well defined that size, shape, depth and mineral content of reserves are well established. Probable (Indicated) Reserves are those for which quantity and grade and/or quality are computed from information similar to that used for proven (measure) reserves, but the sites for inspection, sampling, and measurement are farther apart or are otherwise less adequately spaced. The degree of assurance, although lower than that for proven (measured) reserves, is high enough to assume continuity between points of observation. Geological and geophysical costs and costs of carrying and retaining unproven sites are expensed.

The Company filed its Industry Guide 7 Report with the Mining Engineer of the SEC, on March 6, 2012. The SEC Mining Engineer had no objections to the disclosure of the information as set forth in the Industry Guide 7 Report. As a result, the Company will report as a Development Stage Company beginning with the first quarter of 2012. The Company has filed with the SEC, on Form 8 K, its disclosure of the Industry Guide 7 Report. No amounts have been capitalized related to mineral property exploration as of June 30, 2012 and December 31, 2011.

Accumulated mineral property costs are amortized using the units of production ("UOP") method based on estimated recoverable ounces or pounds in proven and probable reserves.

Long lived Assets

The Company periodically assesses the carrying value of long lived assets in accordance with FASB ASC 360 10. The Company evaluates the recoverability of long lived assets not held for sale by measuring the carrying amount of the assets against the estimated undiscounted future cash flows associated with them. If such evaluations indicate that the future discounted cash flows of certain long lived assets are not sufficient to recover the carrying value of such assets, the assets are adjusted to their fair values.

Mining assets, including mineral rights and mine development, are also periodically assessed for impairment in accordance with FASB ASC 360 10 and FASB ASC 930 360 35. There was no loss on impairment for the periods ended June 30, 2012 and December 31, 2011.

Basis of Presentation

The accompanying unaudited condensed financial statements include all adjustments of a normal and recurring nature which, in the opinion of Company's management, are necessary to present fairly the Company's financial position as of June 30, 2012 and December 31, 2011, and the results of its operations and cash flows for the three and six months ended June 30, 2012 and for the period since inception (March 15, 2007) through June 30, 2012.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission (SEC). These condensed financial statements should be read in conjunction with the financial statements and related notes contained in the Company's Annual Report on Form 10 K which was filed with the SEC for the year ended December 31, 2011.

The results of operations and cash flows for the three and six months ended June 30, 2012 are not necessarily indicative of the results to be expected for the full year's operation.

These condensed financial statements have been prepared on a going concern basis which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future. The continuing operations of the Company are dependent upon its ability to continue to raise adequate financing and to commence profitable operations in the future.

The following table identifies the factors that create uncertainty about the ability of the Company to continue as a going concern. The financial statements do not include any adjustments that might be necessary as a result of the outcome of the uncertainty.

March 31, 2012
Working Capital	$(6,100,654)
Accumulated Deficit	$(21,101,201)

Recent Accounting Pronouncement	Management does not believe that any recently issued but not yet effective accounting pronouncements, if adopted, would have a material effect on the accompanying financial statements.

1. BASIS OF PRESENTATION (Tables)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Basis of Presentation

The following table identifies the factors that create uncertainty about the ability of the Company to continue as a going concern. The financial statements do not include any adjustments that might be necessary as a result of the outcome of the uncertainty.

March 31, 2012
Working Capital	$(6,100,654)
Acummulated Deficit	$(21,101,201)

3. MINERAL RIGHTS (Tables)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Mineral Rights
	Balance		Impairment Recognized		Net Book Value
Garnet, Montana
stock issued 06/15/2007		$2,375,000		$0		$2,375,000
Garnet, Montana
option payment for 2007		102,917		0		102,917
Garnet, Montana
option payment for 2008		190,000		0		190,000
Garnet, Montana
option payment for 2009		190,000		0		190,000
Garnet, Montana
option payment for 2010		190,000		0		190,000
stock issued 06/24/2010		5,000,000		0		5,000,000
Garnet, Montana
option payment for 2011		190,000		0		190,000
Garnet, Montana
option payment for 2012		95,000		0		95,000
Total						$8,332,917

6. CAPITAL LEASE PAYABLE (Tables)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Capital Lease Payable	Minimum future lease payments under the capital leases as of June 30, 2012 are:
Amount in arrears	$60,966
Total future net lease payments	$60,966

8. EQUITY (Tables)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Weighted-average assumptions

The following weighted-average assumptions were utilized in the fair value calculations for warrants granted:

Period ended June 30, 2012

Expected dividend yield	0.00%
Expected stock price volatility	123.85%
Risk-free interest rate	0.19%
Expected life of operations	1.00 years

Summary of outstanding warrants

A summary of outstanding warrants at June 30, 2012 is presented below.

Period ended June 30, 2012

Warrants outstanding, beginning of year	5,956,553
Exercised	(19,000)
Granted	5,696,308
Warrants outstanding, end of period	11,633,861

Granted stock warrants
Granted stock warrants:	Warrants outstanding and exercisable	Price	Expiration
January 22, 2010-May 24, 2010	4,737,113	$1.50	38 months-July 31, 2013
December 31, 2010	714,200	$1.00	60 months-December 31, 2015
April 28, 2011	10,000	$1.25	56 months-December 31, 2015
June 30, 2011	11,494	$1.25	36 months-June 30, 2014
July 22, 2011	248,496	$1.25	24 months-July 22, 2013
September 1, 2011	16,250	$2.00	23 months-July 31, 2013
September 13, 2011	20,000	$0.00	24 months-September 13, 2013
September 20, 2011	60,000	$2.50	18 months-March 20, 2013
September 22, 2011	20,000	$0.00	24 months-September 22, 2013
October 10, 2011	20,000	$0.00	24 months-October 10, 2013
October 17, 2011	30,000	$0.00	24 months-October 17, 2013
November 7, 2011	20,000	$0.00	24 months-November 7, 2013
November 11, 2011	13,000	$0.00	24 months-November 11, 2013
November 30, 2011	12,000	$0.00	24 months-November 30, 2013
December 14, 2011	10,000	$0.00	24 months-December 14, 2013
January 10, 2012	5,000	$0.00	12 months-January 10, 2013
January 11, 2012	5,000	$0.00	12 months-January 11, 2013
February 9, 2012	10,000	$0.00	24 months-February 9, 2014
March 12, 2012	25,000	$2.00	24 months-March 12, 2014
March 22, 2012	5,000	$0.00	24 months-March 22, 2014
April 10, 2012	5,000	$0.00	24 months-April 10, 2014
April 17, 2012	7,500	$0.00	24 months-April 17, 2014
April 22, 2012	5,000	$0.00	24 months-April 22, 2014
May 10, 2012	5,000	$0.00	24 months-May 10, 2014
May 12, 2012	7,500	$2.00	12 months-May 11, 2013
May 17, 2012	7,500	$0.00	24 months-May 17, 2014
May 22, 2012	5,000	$0.00	24 months-May 22, 2014
June 10, 2012	5,000	$0.00	24 months-June 10, 2014
June 17, 2012	7,500	$0.00	24 months-June 17, 2014
June 21, 2012	4,751,113	$1.50	13 months-July 31, 2013
June 21, 2012	593,900	$1.50	13 months-July 31, 2013
June 21, 2012	236,295	$2.00	13 months-July 31, 2013
June 22, 2012	5,000	$0.00	24 months-June 22, 2014
	11,633,861	$0.00-2.50

1. BASIS OF PRESENTATION (Details) (USD $)	Mar. 31, 2012
Notes to Financial Statements
Working Capital	$ (6,100,654)
Acummulated Deficit	$ (21,101,201)

3. MINERAL RIGHTS (Details) (USD $)	Jun. 30, 2012
Net Book Value	$ 8,332,917
StockIssuedJune2010Member
Balance	5,000,000
Impairment Recognized	0
Net Book Value	5,000,000
GarnetMontanaMember | StockIssuedJune2007Member
Balance	2,375,000
Impairment Recognized	0
Net Book Value	2,375,000
GarnetMontanaMember | OptionPayment2007Member
Balance	102,917
Impairment Recognized	0
Net Book Value	102,917
GarnetMontanaMember | OptionPayment2008Member
Balance	190,000
Impairment Recognized	0
Net Book Value	190,000
GarnetMontanaMember | OptionPayment2009Member
Balance	190,000
Impairment Recognized	0
Net Book Value	190,000
GarnetMontanaMember | OptionPayment2010Member
Balance	190,000
Impairment Recognized	0
Net Book Value	190,000
GarnetMontanaMember | OptionPayment2011Member
Balance	190,000
Impairment Recognized	0
Net Book Value	190,000
GarnetMontanaMember | OptionPayment2012Member
Balance	95,000
Impairment Recognized	0
Net Book Value	$ 95,000

3. MINERAL RIGHTS (Details Narrative) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Option payment	$ 83,844	$ 5,854
CommonwealthMember
Option payment	$ 190,000

4. RELATED PARTY SHORT-TERM NOTES (Details Narrative) (USD $)	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Original principal balance	$ 529,666
Paymentsmade on short term notes	0
Principal Balance remaining	529,666
Annual Interest rate	12.00%
Accrued interest payable	19,697	10,738
Robert Sanders Member
Original principal balance	8,500
Paymentsmade on short term notes	0
Principal Balance remaining	8,500
Annual Interest rate	20.00%
Accrued interest payable	2,068	1,225
Short Term Note One Member
Original principal balance	70,171
Paymentsmade on short term notes	0
Principal Balance remaining	70,171
Annual Interest rate	12.50%
Short Term Note Two Member
Principal Balance remaining	24,000
Annual Interest rate	15.00%
Short Term Note Three Member
Original principal balance	32,000
Paymentsmade on short term notes	0
Principal Balance remaining	$ 32,000

5. SHORT-TERM NOTES (Details Narrative) (USD $)	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011 Integer
Production Loan Agreements Issued		9
Amount raised from Production Loan Agreement		$ 660,000
warrants to purchase the Company's no par value common stock	500
Remaining principal balance of the Production Loans	350,000	350,000
Exercise price	$ 0
Unpaid principal amount	10,000
Gross discount	578,036
Gross discount amortized	481,509
Net unamortized discount	96,527
Outstanding Warrants
Production Warrants issued		132,000
Production Warrants value		$ 264,000

6. CAPITAL LEASE PAYABLE (Details) (USD $)	Jun. 30, 2012
Notes to Financial Statements
Amount in arrears	$ 60,966
Total future net lease payments	$ 60,966

6. CAPITAL LEASE PAYABLE (Details Narrative)	Jun. 30, 2012
Notes to Financial Statements
Lease duration	26 months

7. LONG-TERM NOTES (Details Narrative) (USD $)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Original principal balance	$ 529,666
Paymentsmade on short term notes	0
Principal Balance remaining	$ 529,666
Annual Interest rate	12.00%

8. EQUITY (Details)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Expected dividend yield	0.00%
Expected stock price volatility	123.85%
Risk-free interest rate	0.19%
Expected life of operations	1 year

8. EQUITY (Details 1)	6 Months Ended
Jun. 30, 2012
Warrants outstanding, end of period	11,633,861
Outstanding Warrants
Warrants outstanding, beginning of year	5,956,553
Exercised	(19,000)
Granted	5,696,308
Warrants outstanding, end of period	11,633,861

8. EQUITY (Details 2) (USD $)	Jun. 30, 2012
Warrants outstanding and exercisable	11,633,861
Minimum
Price	0
Maximum
Price	2.5
January 22 2010 to May 24 2010
Warrants outstanding and exercisable	4,737,113
Price	1.5
Expiration	38 months-July 31, 2013
31 December 2010
Warrants outstanding and exercisable	714,200
Price	1
Expiration	60 months-December 31, 2015
28 April 2011
Warrants outstanding and exercisable	10,000
Price	1.25
Expiration	56 months-December 31, 2015
30 June 2011
Warrants outstanding and exercisable	11,494
Price	1.25
Expiration	36 months-June 30, 2014
22 July 2011
Warrants outstanding and exercisable	248,496
Price	1.25
Expiration	24 months-July 22, 2013
01 September 2011
Warrants outstanding and exercisable	16,250
Price	2
Expiration	23 months-July 31, 2013
13 September 2011
Warrants outstanding and exercisable	20,000
Price	0
Expiration	24 months-September 13, 2013
20 September 2011
Warrants outstanding and exercisable	60,000
Price	2.5
Expiration	18 months-March 20, 2013
22 September 2011
Warrants outstanding and exercisable	20,000
Price	0
Expiration	24 months-September 22, 2013
10 October 2011
Warrants outstanding and exercisable	20,000
Price	0
Expiration	24 months-October 10, 2013
17 October 2011
Warrants outstanding and exercisable	30,000
Price	0
Expiration	24 months-October 17, 2013
7 November 2011
Warrants outstanding and exercisable	20,000
Price	0
Expiration	24 months-November 7, 2013
11 November 2011
Warrants outstanding and exercisable	13,000
Price	0
Expiration	24 months-November 11, 2013
30 November 2011
Warrants outstanding and exercisable	12,000
Price	0
Expiration	24 months-November 30, 2013
14 December 2011
Warrants outstanding and exercisable	10,000
Price	0
Expiration	24 months-December 14, 2013
10 January 2012
Warrants outstanding and exercisable	5,000
Price	0
Expiration	12 months-January 10, 2013
11 January 2012
Warrants outstanding and exercisable	5,000
Price	0
Expiration	12 months-January 11, 2013
9 February 2012
Warrants outstanding and exercisable	10,000
Price	0
Expiration	24 months-February 9, 2014
12 March 2012
Warrants outstanding and exercisable	25,000
Price	2
Expiration	24 months-March 12, 2014
22 March 2012
Warrants outstanding and exercisable	5,000
Price	0
Expiration	24 months-March 22, 2014
10 April 2012
Warrants outstanding and exercisable	5,000
Price	0
Expiration	24 months-April 10, 2014
17 April 2012
Warrants outstanding and exercisable	7,500
Price	0
Expiration	24 months-April 17, 2014
22 April 2012
Warrants outstanding and exercisable	5,000
Price	0
Expiration	24 months-April 22, 2014
10 May 2012
Warrants outstanding and exercisable	5,000
Price	0
Expiration	24 months-May 10, 2014
12 May 2012
Warrants outstanding and exercisable	7,500
Price	2
Expiration	12 months-May 11, 2013
17 May 2012
Warrants outstanding and exercisable	7,500
Price	0
Expiration	24 months-May 17, 2014
22 May 2012
Warrants outstanding and exercisable	5,000
Price	0
Expiration	24 months-May 22, 2014
10 June 2012
Warrants outstanding and exercisable	5,000
Price	0
Expiration	24 months-June 10, 2014
17 June 2012
Warrants outstanding and exercisable	7,500
Price	0
Expiration	24 months-June 17, 2014
21 June 2012
Warrants outstanding and exercisable	4,751,113
Price	1.5
Expiration	13 months-July 31, 2013
JuneTwentyOne2012OneMember
Warrants outstanding and exercisable	593,900
Price	1.5
Expiration	13 months-July 31, 2013
JuneTwentyOne2012TwoMember
Warrants outstanding and exercisable	236,295
Price	2
Expiration	13 months-July 31, 2013
22 June 2012
Warrants outstanding and exercisable	5,000
Price	0
Expiration	24 months-June 22, 2014

8. EQUITY (Details Narrative) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
common stock no par value shares issued	242,500	320,350
common stock no par value shares issued value	$ 485,000	$ 640,700
Warrants outstanding	11,633,861
total value of warrants granted	6,207,716
professional fees	86,501
Warrant exercise inducement expense	6,006,215
Interest expense	$ 115,000
InvestorsMember
common stock no par value shares issued	82,500
Common stock purchase price	$ 0
LendorsMember
common stock no par value shares issued	5,345,013
Common stock purchase price	$ 1.5
VendorsMember
common stock no par value shares issued	268,795
Common stock purchase price	$ 2
Outstanding Warrants
Warrants issued	11,633,861	5,956,553
Warrants outstanding	11,633,861	5,956,553

9. RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Prepaid services		$ 45,795
Due from related party		211,580
Ownership percent		50.00%
Directors And Management Member
Amount payable for services	992,277	804,818
Garnet Range Resources, LLC Member
Biiled amount for services	0
Prepaid services	45,795
JunkermierClarkCampanellaStevensPCMember
Amount payable for services	181,422	151,255
Biiled amount for services	60,167	114,208
James Sears Member
Amount payable for services	0	0
Biiled amount for services	$ 9,000	$ 8,500

10. OTHER MATTERS (Details Narrative) (USD $)	Jun. 30, 2012
CDM Constructors, Inc. Member
Balance owed to the vendor	$ 349,712
American Buildings Company Member
Balance owed to the vendor	$ 48,622

12. SUBSEQUENT EVENTS (Details Narrative) (USD $)	6 Months Ended	12 Months Ended	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011 PPM Member
common stock no par value shares issued	242,500	320,350	76,534
common stock no par value shares issued value	$ 485,000	$ 640,700	$ 153,068
Default Warrants issued	47,500
Default Warrants issued, value	$ 95,000